5. NOTES PAYABLE (December 2016 Note) (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Maturities
2017	$2,236,000
2018	1,000,000
2019	166,800
2020 and thereafter	525,000
Total	$3,927,800